As filed with the Securities and Exchange                      File No. 33-85620
Commission on July 10, 1997                                    File No. 811-6352


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 6

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 32

                             AETNA SERIES FUND, INC.
                             -----------------------

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 273-1409

                            Amy R. Doberman, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

   ------- immediately upon filing pursuant to paragraph (b) of Rule 485 ------- on _______________________ pursuant to paragraph (b) of Rule 485
   ------- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ------- on _______________________ pursuant to paragraph (a)(1) of Rule 485
   ------- 75 days after filing pursuant to paragraph (a)(2) of Rule 485 ------- on _______________________ pursuant to paragraph (a)(2) of Rule 485
      X     On August 1, 1997 pursuant to paragraph (a)(3) of Rule 485
   -------  (A request for acceleration is attached)

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 28, 1997.

                             Aetna Series Fund, Inc.
                              Cross-Reference Sheet

                                                                          CAPTION IN PROSPECTUS DATED MARCH 3, 1997
FORM N-1A                                                                       AND AS AMENDED BY SUPPLEMENT
 ITEM NO.                                                                            DATED AUGUST 1, 1997
                                     PART A
1.           Cover Page................................................   Cover Page

2.           Synopsis..................................................   Fee Tables, and as amended; Highlights

3.           Condensed Financial Information...........................   Financial Highlights

4.           General Description of Registrant.........................   Description of the Fund; How Investment
                                                                          Objectives are Pursued; Investment
                                                                          Techniques; Risk Factors and Other
                                                                          Considerations; Investment Restrictions;
                                                                          General Information, and as amended

5.           Management of the Fund....................................   Management, and as amended; Portfolio
                                                                          Management

5A.          Management Discussion of Fund Performance.................   Not Applicable

6.           Capital Stock and Other Securities........................   General Information, and as amended;
                                                                          Shareholder Services; Distributions; Taxes

7.           Purchase of Securities Being Offered......................   Shareholder Services; Management, and as
                                                                          amended; Net Asset Value; Fees and Charges
                                                                          (Adviser Class Prospectus only), and as
                                                                          amended; Other Features; Cross Investing

8.           Redemption or Repurchase..................................   Shareholder Services; Fees and Charges
                                                                          (Adviser Class Prospectus only), and as
                                                                          amended

9.           Legal Proceedings.........................................   None - Not applicable







                                                                          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
FORM N-1A                                                                DATED MARCH 3, 1997 AND AS AMENDED BY SUPPLEMENT
 ITEM NO.                                                                               DATED AUGUST 1, 1997
                                     PART B
10.          Cover Page..............................................    Cover Page

11.          Table of Contents.......................................    Table of Contents

12.          General Information and History.........................    General Information and History

13.          Investment Objectives and Policies......................    Additional Investment Restrictions and Policies;
                                                                         Investment Techniques

14.          Management of the Fund..................................    Directors and Officers, and as amended

15.          Control Persons and Principal Holders of Securities.....    Control Persons and Principal Shareholders, and as
                                                                         amended

16.          Investment Advisory and Other Services..................    The Investment Advisory Agreements; The Subadvisory
                                                                         Agreements; The Administrative Services Agreements;
                                                                         Distribution Arrangements, and as amended;
                                                                         Custodian; Independent Auditors; The License
                                                                         Agreement

17.          Brokerage Allocation and Other Practices................    Brokerage Allocation and Trading Policies

18.          Capital Stock and Other Securities......................    Description of Shares

19.          Purchase, Redemption and Pricing of Securities Being        Sale and Redemption of Shares; Net Asset Value;
             Offered.................................................    Distribution Arrangements, and as amended

20.          Tax Status..............................................    Tax Status

21.          Underwriters............................................    Principal Underwriter, and as amended; Distribution
                                                                         Arrangements, and as amended

22.          Calculation of Performance Data.........................    Performance Information

23.          Financial Statements....................................    Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  PARTS A and B

The Prospectus and the Statement of Additional Information are incorporated into Parts A and B of this Post-Effective Amendment No. 6, respectively, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 33-85620), as filed electronically on February 24, 1997.

                            Aetna Series Fund, Inc.
              Supplement dated August 1, 1997 to Prospectus dated
                                March 3, 1997




This Supplement should be read and retained with the Prospectus for Aetna Generation Series dated March 3, 1997.

As of July 10, 1997, the following replaces the table entitled "Select Class Annual Operating Expenses" located on page 6 of the prospectus for Aetna Generation Series--Adviser Class and page 5 of the prospectus for Aetna Generation Series--Select Class.


                                  SELECT CLASS
                            ANNUAL OPERATING EXPENSES
                  (as a percentage of average daily net assets)


                  Management/                                          Total Operating
                 Advisory Fee         Administrative      Other           Expenses
               (after fee waiver)          Fee           Expenses     (after fee waiver)1
               --------------------   ----------------   ----------   --------------------
Ascent              0.47%                0.25%           0.68%             1.40%
Crossroads          0.46%                0.25%           0.69%             1.40%
Legacy              0.47%                0.25%           0.68%             1.40%

1 From time to time, Aetna may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Series and to reimburse some or all of a particular Series' Other Expenses or waive some or all of the expenses specific to a particular Class. Such fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.


The expenses shown above are based on the year ended October 31, 1996 and reflect the most current fee waiver arrangements. Fee waiver arrangements are in effect for each Series and limit the Total Operating Expenses to the amounts shown above. Without these arrangements, Management/Advisory Fees for each Series would be 0.80% and Total Operating Expenses would be 1.73%, 1.74% and 1.73%, respectively, for Ascent, Crossroads and Legacy.

Form No. X.GENFUNDS-97A

As of July 10, 1997, the following replaces the table entitled "Adviser Class Estimated Annual Operating Expenses" located on page 5 of the prospectus for Aetna Generation Series-Adviser Class and page 6 of the prospectus for Aetna Generation Series--Select Class.

                                  ADVISER CLASS
                       ESTIMATED ANNUAL OPERATING EXPENSES
                  (as a percentage of average daily net assets)


                                                                                Total
               Management/                                                     Operating
               Advisory Fee                        12b-1 Fee                   Expenses
               (after fee       Administrative     (after fee      Other       (after fee
                 waiver)             Fee            waiver)       Expenses     waiver)1
               --------------   ----------------   ------------   ----------   -----------
Ascent           0.47%             0.25%            0.25%         0.93%        1.90%
Crossroads       0.46%             0.25%            0.25%         0.94%        1.90%
Legacy           0.47%             0.25%            0.25%         0.93%        1.90%

1 Adviser Class shares became available on January 20, 1997. The only expenses specific to the Adviser Class shares are Shareholder Servicing and 12b-1 fees equal to 0.25% and 0.50%, respectively, of the average daily net assets of the Adviser Class. All other expenses are incurred by each series of the Fund and allocated daily to Select Class and Adviser Class of each series based on the net assets of each class.


From time to time, Aetna may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Series, to reimburse some or all of a particular Series' Other Expenses or waive some or all of the expenses specific to a particular Class. Such fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

Expenses shown above are estimates based on actual expenses incurred by the Select Class of each Series for the year ended October 31, 1996 (increased by expenses specific to Adviser Class) and reflect the most current fee waiver arrangements. Fee waiver arrangements are in effect for each Series and limit the Total Operating Expenses to the amounts shown above. Without these arrangements Management/Advisory Fees, 12b-1 Fees and Total

Operating Expenses would be 0.80%, 0.50% and 2.48% for Ascent; 0.80%, 0.50% and 2.49% for Crossroads; and 0.80%, 0.50% and 2.48% for Legacy.

As of July 10, 1997, the following replaces the "Adviser Class Example" located on page 6 of the prospectus for Aetna Generation Series--Adviser Class and page 6 of the prospectus for Aetna Generation Series--Select Class.


                              Adviser Class Example

Using the percentage specified in the table of Adviser Class Estimated Annual Operating Expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:



                               1 Year     3 Years     5 Years     10 Years
                               --------   ---------   ---------   ---------
 Ascent
  Redemption at the end of      $29         $65        $103        $222
   each time period
  No Redemption                  19          60         103         222
 Crossroads
  Redemption at the end of       29          65         103         222
   each time period
  No Redemption                  19          60         103         222
 Legacy
  Redemption at the end of       29          65         103         222
   each time period
  No Redemption                  19          60         103         222

This example should not be considered an indication of prior or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on Adviser Class shares.

As of July 10, 1997, the following replaces the "Select Class Example" located on page 7 of the prospectus for Aetna Generation Series--Adviser Class and page 5 of the prospectus for Aetna Generation Series--Select Class.


                              Select Class Example

Using the percentages specified in the table of Select Class Annual Operating Expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:


               1 Year     3 Years     5 Years     10 Years
               --------   ---------   ---------   ---------
Ascent            $14        $44         $77        $168
Crossroads         14         44          77         168
Legacy             14         44          77         168

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

Adviser Class Prospectus

[bullet] The section entitled "Shareholder Services Fee" in the Adviser Class
         Prospectus is deleted and replaced with the following:


         Shareholder Services Fee Under a Shareholder Services Plan approved by the Board of Directors, Aetna Investment Services, Inc. (AISI), the Fund's principal underwriter, is paid a service fee at an annual rate of 0.25% of the daily net assets of the Adviser Class shares of each Series. This fee is used as compensation for expenses incurred in servicing shareholder accounts.

[bullet] The section entitled "12b-1 Distribution Fee" in the Adviser Class
         Prospectus is deleted and replaced with the following:


         12b-1 Distribution Fee The Directors and the Adviser Class shareholders approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Under this plan, AISI is paid a 12b-1 distribution fee at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of each Series.
            The 12b-1 distribution fee may be used to cover expenses incurred in promoting the sale of Adviser Class shares of each Series, including
         (i) costs of printing and distributing the applicable prospectus, Statement and sales literature to prospective investors; (ii) payments to registered representatives and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other distribution related expenses; and (iv) accruals for interest on the amount of the foregoing expenses that exceed 12b-1 distribution fees and the Contingent Deferred Sales Charge received by AISI.

[bullet] In the section entitled "Contingent Deferred Sales Charge" the second sentence should read:


         However, AISI will impose a contingent deferred sales charge (CDSC) on certain Fund share redemptions.

Adviser Class Prospectus and Select Class Prospectus

[bullet] The section entitled "Principal Underwriter" in the Select Class
         Prospectus and the Adviser Class Prospectus is deleted and replaced with the following:


         Principal Underwriter Effective August 1, 1997, the Fund's principal underwriter was changed from Aetna to AISI. AISI is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc. AISI contracts with various broker-dealers, including one or more of its affiliates, for distribution of shares.

[bullet] In the section entitled "Capital Stock" the fourth sentence is deleted and replaced with the following:


         As of June 30, 1997, Aetna and its affiliates owned 18.55% of all outstanding shares of the Fund.

                             Aetna Series Fund, Inc.
     Supplement dated August 1, 1997 to Statement of Additional Information dated March 3, 1997 (as amended on May 30, 1997)

The Statement of Additional Information dated March 3, 1997 is amended as follows:

[bullet] In the section entitled "Directors and Officers" the name Susan Bryant and all information regarding Susan Bryant is deleted and replaced with the following:



                                                    Principal Occupation During Past Five Years
                          Position(s) Held with     (and Positions held with Affiliated Persons or
Name, Address and Age     Registrant                Principal Underwriters of the Registrant)
Amy R. Doberman           Secretary                 Counsel, Aetna Life Insurance and Annuity Company,
151 Farmington Avenue                               December 1996 to present; Assistant Chief Counsel,
Hartford, Connecticut                               Division of Investment Management, Securities and
Age 35                                              Exchange Commission, January 1995 to November
                                                    1996; Senior Special Counsel, Securities and
                                                    Exchange Commission, September 1994 to January
                                                    1995; Special Counsel, Securities and Exchange
                                                    Commission, September 1993 to September 1994;
                                                    Staff Attorney, Securities and Exchange Commission,
                                                    June 1992 to September 1993.

[bullet] The section entitled "Control Persons and Principal Shareholders" is deleted and replaced with the following:


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 1997, Aetna Life Insurance and Annuity Company (Aetna) and Aetna Life Insurance Company (ALIC) had a controlling interest in the following series of the Registrant:



                                Aetna      ALIC
                                -----      ----
       Select Class
       ------------
       Bond                     33.31%
       Government               83.05%
       Index Plus               88.11%
       International Growth                38.66%
       Money Market             27.26%
       Small Company            31.44%     45.49%
       Ascent                   65.45%     25.51%
       Crossroads               68.53%     26.12%
       Legacy                   54.86%     41.36%

       Adviser Class
       -------------
       International Growth     83.14%

As of June 30, 1997, officers and Directors owned less than 1% of the outstanding shares of any of the Series.












Form No. X.SAISER-97-1

[bullet] The section entitled "Principal Underwriter" is deleted and replaced with the following:


                             PRINCIPAL UNDERWRITER

Shares of each Series are offered on a continuous basis. Effective August 1, 1997, the Fund's Board of Directors approved a change in the Fund's principal underwriter from Aetna to Aetna Investment Services, Inc. (AISI). AISI is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc. AISI has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Underwriting Agreement between it and the Fund. AISI is registered as a broker-dealer with the Commission and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Series' shares, and by a vote of a majority of the Directors who are not "interested persons," as that term is defined in the 1940 Act, of Aetna, and who are not interested persons of the Fund (Independent Directors), appearing in person at a meeting called for the purpose of approving such agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time upon sixty (60) days' written notice by the Directors or AISI or by a vote of the holders of a majority of a Series' shares without the payment of any penalty.

[bullet] In the section entitled "Distribution Arrangements" the following changes are made:

         All references to Aetna in the first paragraph are changed to AISI.

         The phrase "(principal underwriter for the Fund prior to August 1, 1997)" is added following the word Aetna in the second paragraph.

         All references to Aetna in the last paragraph are changed to AISI.

































Form No. X.SAISER-97-1

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)      Financial Statements:
              (1)  Included in Part A:
                    Financial Highlights
              (2)  Included in Part B by incorporation by reference to the
                    Fund's Annual Report dated October 31, 1996, as filed electronically with the Securities and Exchange Commission on January 7, 1997 (File No. 811-6352):
                    Audited Financial Statements as of October 31, 1996, which include the following:
                    Portfolios of Investments
                    Statements of Assets and Liabilities as of October 31, 1996 Statements of Operations for the year ended October 31, 1996 Statements of Changes in Net Assets for the years ended October 31, 1996 and 1995
                    Notes to Financial Statements
                    Independent Auditors' Reports

     (b)      Exhibits:

              (1)(a) Articles of Incorporation (June 17, 1991), including Articles Supplementary (September 21, 1993, October 22, 1993, September 16, 1994)(1)
              (1)(b) Articles of Amendment/Supplementary (September 16, 1996, October 10, 1996, October 10, 1996)(2)
              (2)         By-laws (as amended September 13, 1994)(1)
              (3)         Not applicable
              (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation)(1)
              (5)(a)      Form of (executed) Investment Advisory Agreement(3)
              (5)(b)      Form of (executed) Subadvisory Agreement(3)
              (6)(a) Underwriting Agreement between the Company and Aetna Investment Services, Inc.(4)
              (6)(b) Dealer Agreement between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (February 8, 1994)(1)
              (7)         Not applicable
              (8)(a)(1)   Custodian Agreement - Mellon Bank, N.A.(1)
              (8)(a)(2)   Amendments to Custodian Agreement - Mellon Bank,
                          N.A.(1)
              (8)(a)(3) Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)(2)

              (8)(a)(4) Custodian Agreement - Brown Brother Harriman & Company (International Growth Portfolio)(5)
              (9)(a)      Form of Administrative Services Agreement(1)
              (9)(b)      License Agreement(1)
              (10)        Opinion and Consent of Counsel
              (11)        Consent of Independent Auditors
              (12)        Not applicable
              (13)        Not applicable
              (14)        Not applicable
              (15)(a)     Distribution Plan(4)
              (15)(b)     Shareholder Services Plan(4)
              (16)        Schedule for Computation of Performance Data(6)
              (17)        See Exhibit No. 27 below
              (18)        Multi-Class Plan(7)
              (19)        Power of Attorney(8)
              (27)        Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File No. 33-85620), as filed electronically with the Securities and Exchange Commission on June 28, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on December 17, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 33-85620), as filed electronically with the Securities and Exchange Commission on December 18, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on July 9, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on September 20, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-85620), as filed electronically with the Securities and Exchange Commission on February 29, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 21, 1997.

8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on September 9, 1996.

Item 25. Persons Controlled by or Under Common Control
------------------------------------------------------

              Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 1997, Aetna Life Insurance and Annuity Company (Aetna) and Aetna Life Insurance Company
              (ALIC) had a controlling interest in the following series of the
              Registrant:

              Select Class                                % Aetna       % ALIC
              ------------                                -------       ------
              Aetna International Growth Fund                           38.66%
              Aetna Government Fund                       83.05%
              Aetna Ascent                                65.45%        25.51%
              Aetna Crossroads                            68.53%        26.12%
              Aetna Legacy                                54.86%        41.36%
              Aetna Small Company Fund                    31.44%        45.49%
              Aetna Bond Fund                             33.31%
              Aetna Index Plus Fund                       88.11%
              Aetna Money Market Fund                     27.26%

              Adviser Class
              Aetna International Growth Fund             83.14%

              Aetna Life Insurance and Annuity Company is an indirect wholly owned subsidiary of Aetna Inc.

              A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on July 9, 1997.

Item 26. Number of Holders of Securities
----------------------------------------

     As of June 30, 1997:
         (1)  Title of Class           (2)  Number of Record Holders
                                      Select Class           Adviser Class
Money Market                                 6,082                   7,949
Government                                      89                      72
Bond                                           964                     146
Aetna Fund                                   2,068                     875
Growth and Income                            1,965                   2,239
Growth                                         608                   1,712
Small Company                                  436                   1,284
International Growth                         1,064                     874
Ascent                                          28                      94
Crossroads                                       7                      34
Legacy                                           7                      11
Index Plus                                      35                      80

Item 27. Indemnification
------------------------

              Article 9, Section (d) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit 24(b)(1) to Registrant's Registration Statement on Form N-1A (File No. 33-85620), as filed electronically on June 28, 1995, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires in October, 1997.

              Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and
              (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.


Item 28.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

             The Investment Adviser, Aetna Life Insurance and Annuity Company (Aetna), is an insurance company that issues variable and fixed annuities, and variable and universal life insurance policies and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. It also acts as the principal underwriter and investment adviser for the Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)) and acts only as investment adviser for the Registrant. Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America
             (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

             The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

 -----------------------------------------------------------------------------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
 ----                           with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                                -----------------------             ---------------------------------

 -----------------------------------------------------------------------------------------------------------------
 Daniel P. Kearney              Director, President and Executive   Director and President (since March 1996) --
                                Officer                             Aetna Retirement Holdings, Inc.; President
                                                                    (since December 1995) -- Aetna Retirement
                                                                    Services, Inc.; President (since December
                                                                    1993) -- Aetna Life Insurance and Annuity
                                                                    Company; Executive Vice President (since
                                                                    December 1993) -- Aetna Inc. (formerly Aetna
                                                                    Life and Casualty Company); Director (since
                                                                    1992) -- MBIA, Inc.

 Christopher J. Burns           Director and Senior Vice            Director, Aetna Financial Services, Inc.
                                President                           (since January 1996), and Aetna Investment
                                                                    Services, Inc. (since July 1992) and
                                                                    President, Chief Operations Officer (since
                                                                    November 1996) -- Aetna Investment Services,
                                                                    Inc.; Director (since March 1996) -- Aetna
                                                                    Retirement Holdings, Inc.

 J. Scott Fox                   Director and Senior Vice President  Director and Senior Vice President (since
                                                                    March 1997) -- Aetna Retirement Holdings,
                                                                    Inc.; Senior Vice President (since March
                                                                    1997) -- Aetna Life Insurance and Annuity
                                                                    Company; Managing Director, Chief Operating
                                                                    Officer, Chief Financial Officer, Treasurer
                                                                    (April 1994 - March 1997) -- Aeltus
                                                                    Investment Management, Inc.

 -----------------------------------------------------------------------------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
 ----                           with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                                -----------------------             ---------------------------------

 -----------------------------------------------------------------------------------------------------------------
 Timothy A. Holt                Director, Senior Vice President     Senior Vice President and Chief Financial
                                and Chief Financial Officer         Officer (since February 1996) -- Aetna Life
                                                                    Insurance and Annuity Company; Vice President
                                                                    (June 1991 - February 1996) -- Portfolio
                                                                    Management/Investment Group, Aetna Inc.
                                                                    (formerly known as Aetna Life and Casualty
                                                                    Company); Director (since March 1996) -- Aetna
                                                                    Retirement Holdings, Inc.; Vice President
                                                                    (since September 1996) -- Aetna Retirement
                                                                    Holdings, Inc.

 John Y. Kim                    Director and Senior Vice President  President (since December 1995) -- Aeltus
                                                                    Investment Management, Inc.; Chief
                                                                    Investment Officer (since May 1994) -- Aetna
                                                                    Life Insurance and Annuity Company.

 Shaun P. Mathews               Director and Vice President         Director (since December 1996) -- Aetna
                                                                    Insurance Agency Holding Company, Inc.; Vice
                                                                    President (since February 1996), Senior Vice
                                                                    President (March 1991 - Present) -- Aetna
                                                                    Life Insurance and Annuity Company;
                                                                    Director, Aetna Investment Services, Inc.
                                                                    (since July 1993), and Aetna Insurance
                                                                    Company of America (since February 1993).

 Glen Salow                     Director and Vice President         Vice President (since 1992) -- Aetna Life
                                                                    Insurance and Annuity Company.

 -----------------------------------------------------------------------------------------------------------------
 Name                           Positions and Offices               Other Principal Position(s) Held
 ----                           with Investment Adviser             Since Oct. 31, 1994/Addresses*/**
                                -----------------------             ---------------------------------

 -----------------------------------------------------------------------------------------------------------------
 Creed R. Terry                 Director and Vice President         Vice President (since February 1996), Market
                                                                    Strategist (August 1995 - February 1996) --
                                                                    Aetna Life Insurance and Annuity Company;
                                                                    President, (1991 - 1995) Chemical Technology
                                                                    Corporation (a subsidiary of Chemical Bank).

 Kirk P. Wickman                Vice President, General Counsel     Vice President, General Counsel and
                                and Secretary                       Corporate Secretary (since March 1997) --
                                                                    Aetna Retirement Holdings, Inc.; Vice
                                                                    President, General Counsel and Secretary
                                                                    (since November 1996) -- Aetna Life Insurance
                                                                    and Annuity Company; Vice President and
                                                                    Counsel (June 1992 - November 1996) -- Aetna
                                                                    Life Insurance Company.

 Deborah Koltenuk               Vice President and Treasurer,       Vice President, Investment Planning and
                                Corporate Controller                Financial Reporting (April 1996 to July 1996)
                                                                    -- Aetna Life Insurance Company; Vice
                                                                    President, Investment Planning and Financial
                                                                    Reporting (October 1994 to April 1996) Aetna
                                                                    Life Insurance Company, the Aetna Casualty and
                                                                    Surety Company and The Standard Fire and
                                                                    Insurance Company; Vice President and
                                                                    Treasurer, Corporate Controller (since March
                                                                    1996) -- Aetna Retirement Holdings, Inc.

 Frederick D. Kelsven           Vice President and Chief            Director of Compliance (January 1985 to
                                Compliance Officer                  September 1996) -- Nationwide Life Insurance
                                                                    Company.

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Aeltus Investment Management, Inc. ("Aeltus"), the subadviser for each Series of the Fund, reference is hereby made to "Management" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is hereby made to the current Form ADV of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file number of which is 801-9046.

Item 29. Principal Underwriters
-------------------------------

         (a) The principal underwriter, Aetna Investment Services, Inc., is a Connecticut corporation, and is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. and an indirect wholly-owned subsidiary of Aetna Inc.

         (b)  The following are the directors and principal officers of the
              Underwriter:

Name and Principal      Positions and Offices                           Positions and Offices
Business Address*       with Principal Underwriter                      with Registrant
-----------------       --------------------------                      ---------------
Christopher J. Burns    Director, President and Chief Executive
                        Operating Officer

Shaun P. Mathews        Director and Senior Vice President              Director and President

Marsha A. Rohrs         Director and Senior Vice President

Martin T. Conroy        Vice President and Treasurer, Chief Financial   Vice President
                        Officer

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Thomas M. Bounty        Corporate Secretary and Counsel (Chief Legal
                        Officer)


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)  Not applicable.

Item 30. Location of Accounts and Records
-----------------------------------------

         As required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, the Registrant and its investment adviser, ALIAC, maintain physical possession of each account, book or other documents, except shareholder records, at their principal place of business located at:

                                   151 Farmington Avenue
                                   Hartford, Connecticut 06156

         Shareholder records are maintained by the transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53261

Item 31. Management Services
----------------------------

         Not applicable.

Item 32. Undertakings
---------------------

         The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

         The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
                                   ----------

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Series Fund, Inc. has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and State of Connecticut on the 10th day of July, 1997.

                                                AETNA SERIES FUND, INC.
                                                --------------------------------
                                                      Registrant

                                                By: Shaun P. Mathews*
                                                    ----------------------------
                                                    Shaun P. Mathews
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on July 10, 1997 in the capacities indicated.


Signature                                  Title                                                         Date
---------                                  -----                                                         ----

Shaun P. Mathews*                          President and Director                                  )
----------------------------------------   (Principal Executive Officer)                           )
Shaun P. Mathews                                                                                   )
                                                                                                   )
Morton Ehrlich*                            Director                                                )
----------------------------------------                                                           )
Morton Ehrlich                                                                                     )
                                                                                                   )
Maria T. Fighetti*                         Director                                                )     July
----------------------------------------                                                           )     10, 1997
Maria T. Fighetti                                                                                  )
                                                                                                   )
David L. Grove*                            Director                                                )
----------------------------------------                                                           )
David L. Grove                                                                                     )
                                                                                                   )
Timothy A. Holt*                           Director                                                )
----------------------------------------                                                           )
Timothy A. Holt                                                                                    )
                                                                                                   )
Daniel P. Kearney*                         Director                                                )
----------------------------------------                                                           )
Daniel P. Kearney                                                                                  )






Sidney Koch*                               Director                                                )
----------------------------------------                                                           )
Sidney Koch                                                                                        )
                                                                                                   )
Corine T. Norgaard*                        Director                                                )
----------------------------------------                                                           )
Corine T. Norgaard                                                                                 )
                                                                                                   )
Richard G. Scheide*                        Director                                                )
----------------------------------------                                                           )
Richard G. Scheide                                                                                 )
                                                                                                   )
J. Scott Fox*                              Vice President and Treasurer                            )
----------------------------------------   (Principal Financial and Accounting Officer)            )
J. Scott Fox                                                                                       )
                                                                                                   )

By: /s/ Amy R. Doberman
    --------------------------------
      *Amy R. Doberman
       Attorney-in-Fact

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

   Exhibit No.           Exhibit                                                                            Page
   -----------           -------                                                                            ----

   99-B.1(a)             Articles of Incorporation (June 17, 1991), including Articles Supplementary          *
                         (September 21, 1993, October 22, 1993, September 16, 1994)

   99-B.1(b)             Articles of Amendment/ Supplementary (September 16, 1996, October 10, 1996,          *
                         October 10, 1996)

   99-B.2                By-laws (as amended September 13, 1994)                                              *

   99-B.4                Instruments Defining Rights of Holders (set forth in the Articles of                 *
                         Incorporation)

   99-B.5(a)             Form of (executed) Investment Advisory Agreement                                     *

   99-B.5(b)             Form of (executed) Subadvisory Agreement                                             *

   99-B.6(a)             Underwriting Agreement between the Company and Aetna Investment Services,            *
                         Inc.

   99-B.6(b)             Dealer Agreement between Aetna Life Insurance and Annuity Company and Aetna          *
                         Investment Services, Inc. (February 8, 1994)

   99-B.8(a)(1)          Custodian Agreement - Mellon Bank, N.A.                                              *

   99-B.8(a)(2)          Amendments to Custodian Agreement - Mellon Bank, N.A.                                *

   99-B.8(a)(3)          Amendment to Custodian Agreement - Mellon Bank, N.A.                                 *
                         (October 11, 1996)

   99-B.8(a)(4)          Custodian Agreement - Brown Brother Harriman & Company (International Growth         *
                         Portfolio)

   99-B.9(a)             Form of Administrative Services Agreement                                            *

   99-B.9(b)             License Agreement                                                                    *

   99-B.10               Opinion and Consent of Counsel
                                                                                                            ----

*Incorporated by reference





   Exhibit No.           Exhibit                                                                            Page
   -----------           -------                                                                            ----

   99-B.11               Consent of Independent Auditors
                                                                                                            ----

   99-B.15(a)            Distribution Plan                                                                    *

   99-B.15(b)            Shareholder Services Plan                                                            *

   99-B.16               Schedule for Computation of Performance Data                                         *

   99-B.18               Multi-Class Plan                                                                     *

   99-B.19               Power of Attorney                                                                    *

   27                    Financial Data Schedule
                                                                                                            ----

*Incorporated by reference